RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

18. RELATED-PARTY TRANSACTIONS

The Company leases its facility in Winnipeg, Manitoba from an affiliate of Leslie L. Dan, a director of the Company until his retirement in July 2019. For each of the years ended December 31, 2021, 2020 and 2019, the Company paid $0.3 million of rent, which includes the related operating expenses.

The Company pays fees under an intellectual property license agreement to Protoden Technologies Inc. (“Protoden”), a company owned by Clairmark, an affiliate of Mr. Dan. Pursuant to the agreement, the Company has an exclusive, perpetual, irrevocable and non-royalty bearing license, with the right to sublicense, to certain patents and technology to make, use and sell products that utilize such patents and technology. The annual fee is $0.1 million. Upon expiration of the term on December 31, 2024, the licenses granted to the Company will require no further payments to Protoden. For each of the years ended December 31, 2021, 2020 and 2019, the Company paid $0.1 million under this license agreement.

Due to his retirement in July 2019, Mr. Dan was not deemed a related party during the twelve-month period ended December 31, 2020 and 2021; as such, only payments made through the nine month period ended September 30, 2019 are considered payments to a related party.